Earnings per share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Issued common shares at beginning of period	78,711,151	71,718,706	77,961,151	71,218,706
Effect of shares issued	2,778,823	10,989	1,778,303	445,055
Weighted average number of common shares outstanding - basic	81,489,974	71,729,695	79,739,454	71,663,761
Weighted average number of shares outstanding - diluted	81,489,974	71,729,695	79,739,454	71,663,761